Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of unrecognized tax benefits [Abstract]
Balance at beginning of year	$ 25,517	$ 22,044	$ 27,317
Additions for tax positions related to the current year	312	2,336	12,321
Foreign currency impact	3,017	1,353	(2,000)
Adjustments for tax positions related tax settlements			(15,576)
Reduction of reserve for statute expirations	(5,457)	(216)	(18)
Balance at end of year	$ 23,389	$ 25,517	$ 22,044